ANNUAL REPORT -- OCTOBER 15, 1996
-------------------------------------------------------------

DEAR SHAREHOLDER,

We are pleased to present you with the Annual Report for PaineWebber Global Equity Fund (the 'Fund') for the year ended August 31, 1996.

ECONOMIC OVERVIEW

The world's equity markets were quite volatile during the month of July, as concerns over the pace of economic growth in the U.S. led to worries of rising inflation and potential interest rate increases. Since the U.S. has been a driver of global growth in the developed economies over the past year, international markets reacted in tandem with U.S. bonds and equities. As the summer ended, however, evidence of a rapidly growing U.S. economy gave way to expectations for slower, sustainable moderate growth--a positive economic condition for global financial markets.

Late summer also brought increasing enthusiasm for the probability of European Monetary Union ('EMU')--that is, a single form of European currency. Although many of the potential European partners to EMU are not technically meeting the economic targets set forth in the convergence plan, it is clear that the political will is strong and the governments will submit budgets that are at least within the spirit of the agreement. It is now accepted that Germany, France and other core members will proceed with their plans for EMU. What is surprising is the efforts being made by the weaker members, Spain and Italy, as they labor to cut inflation rates and fiscal deficits in an attempt to become initial EMU members in 1999.

PORTFOLIO REVIEW

For the fiscal year ended August 31, 1996, the Fund's total return (the net asset value change with dividends reinvested), without deducting sales charges, was 8.06% for Class A shares, 7.18% for Class B shares, 7.18% for Class C shares and 8.39% for Class Y shares. For new shareholders, if the effects of maximum sales

PORTFOLIO REVIEW
-------------------------------------------------------------

charges are taken into account, the Fund's total return for the year was 3.20% for Class A shares, 2.18% for Class B shares, 6.18% for Class C shares and 8.39% for Class Y shares. In comparison, the Morgan Stanley Capital International World Index (the 'Index') was up 12.75% for the same period.

The primary driver of the Fund's performance versus the Index was the portfolio's underweighted position in the strong U.S. equity market (24.3% of net assets as of August 31, 1996). This was particularly evident in the first half of the fiscal year, when Class A shares rose 3.7%, while the Index rose

10.35%. The second half of the year was more favorable for the Fund, as our international and U.S.-based holdings performed well. In Europe in particular, the stock selection process employed by GE Investment Management's (GEIM, the sub-advisor of the Fund) global research team--which entails searching the world for companies that are priced inexpensively to their long-term growth rates--identified several quality global companies based in Europe that should benefit from trends occurring there. For example, many of these companies are restructuring their operations with an increased focus on creating long-term shareholder value. The combination of business restructuring and economic reform should lead to lower long-term interest rates and higher equity valuations in Europe.

Going forward, as we look at other markets around the world, it is becoming increasingly difficult to find bargains in Japan (11.6% of net assets as of August 31, 1996) and in the U.S. Although we are not negative on the competitive position of U.S. companies, valuations are stretched and equities in Europe (46.2%), Southeast Asia (8.9%) and Latin America (6.0%) are far more attractive. We continue to position the Fund to take advantage of these compelling values and expect to benefit as many foreign-based companies strive to attain U.S. valuations through enhanced investor relations programs and U.S. listings.

PORTFOLIO REVIEW
-------------------------------------------------------------

Moreover, as mentioned previously, ongoing trends, including the benefits of tightening fiscal budgets, an increasing focus on privatization of inefficient government-run enterprises and the development of new savings programs to help meet pension fund needs, should produce a positive long-term environment for European financial markets. However, as governments and businesses rationalize their budgets, consumer confidence and spending should remain sluggish. This should moderate European economic growth over the next few years, but should also keep inflation and interest rates low.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ Margo N. Alexander               /s/ Ralph Layman
MARGO N. ALEXANDER                   RALPH LAYMAN
President,                           Portfolio Manager,
Mitchell Hutchins Asset              PaineWebber Global
  Management Inc.                      Equity Fund

PORTFOLIO REVIEW
-------------------------------------------------------------

PAINEWEBBER  GLOBAL  EQUITY  FUND


Comparison of the change of a $10,000 investment in PaineWebber Global Equity Fund and the MSCI World Index.

The following graph depicts the performance of PaineWebber Global Equity Fund versus the Morgan Stanley Capital International World Index. It is important to note PaineWebber Global Equity Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                                            Nov-91      Aug-92     Aug-93      Aug-94       Aug-95       Aug-96
                                            ------      ------     ------      ------       ------       ------
PaineWebber Global Equity Fund; Class A      9,610      10,688     12,308      14,562       15,080       16,246
MSCI World Index                            10,000      10,334     12,612      13,739       14,945       16,903


Past performance is not predictive of future performance.

The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.

   -----------------------------------------------------------------------------
                                                    AVERAGE ANNUAL RETURN

                                  % Return Without Deducting        % Return After Deducting
                                     Maximum Sales Charge             Maximum Sales Charge
                                 ----------------------------      ---------------------------
Class                              A*         B**       C***        A*         B**       C***
Twelve Months Ended 08/31/96      8.06%      7.18%      7.18%      3.20%      2.18%      6.18%
Commencement of Operations
Through 08/31/96+                10.71%      6.98%      9.61%      9.65%      2.08%      9.61%

  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

  + Commencement of issuance dates are November 14, 1991, August 25, 1995 and

    May 10, 1993 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to certain eligible investors, including the trustees of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended August 31, 1996, and since inception, May 10, 1993 through August 31, 1996, Class Y shares have an average annual return of 8.39% and 10.77%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER
                             GLOBAL   EQUITY   FUND
                          PERFORMANCE RESULTS (UNAUDITED)

                                                            TOTAL RETURN(1)
                                                    -----------------------------
                            NET ASSET VALUE           12 MONTHS       6 MONTHS
                      ----------------------------      ENDED           ENDED
                      08/31/96  02/29/96  08/31/95    08/31/96        08/31/96
Class A Shares         $16.81    $16.24    $16.12        8.06%           3.51%
Class B Shares          16.35     15.86     15.82        7.18            3.09
Class C Shares          16.35     15.86     15.82        7.18            3.09

PERFORMANCE SUMMARY CLASS A SHARES

                       NET ASSET VALUE     CAPITAL
                      -----------------     GAINS                     TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN(1)
11/14/91-12/31/91       $12.00   $12.29      --            --           2.42%
1992                     12.29    12.45  $   0.1610    $    0.0800      3.26
1993                     12.45    16.07      0.2100        --          30.77
1994                     16.07    14.43      1.2530        --          (2.35)
1995                     14.43    15.81      0.5743        --          13.54
01/01/96-08/31/96        15.81    16.81      --            --           6.33
                                 Total:  $   2.1983     $   0.0800
                              CUMULATIVE TOTAL RETURN AS OF 08/31/96:   62.97%
PERFORMANCE SUMMARY CLASS B SHARES(2)

                       NET ASSET VALUE     CAPITAL
                      -----------------     GAINS                     TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN(1)

08/25/95-12/31/95       $15.83   $15.46  $   0.5743        --           1.29%
01/01/96-08/31/96        15.46    16.35      --            --           5.76
                                 Total:  $   0.5743     $   0.0000
                              CUMULATIVE TOTAL RETURN AS OF 08/31/96:    7.12%
PERFORMANCE SUMMARY CLASS C SHARES(3)
                       NET ASSET VALUE     CAPITAL
                      -----------------     GAINS                     TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN1
05/10/93-12/31/93       $13.80   $15.99  $   0.2100        --          17.39%
1994                     15.99    14.23      1.2530        --          (3.12)
1995                     14.23    15.46      0.5743        --          12.67
01/01/96-08/31/96        15.46    16.35      --            --           5.76
                                 Total:  $   2.0373     $   0.0000
                              CUMULATIVE TOTAL RETURN AS OF 08/31/96:  35.53%

------------------
1 Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
2 Formerly Class E shares.
3 Formerly Class B shares.

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

               PORTFOLIO OF INVESTMENTS                          AUGUST 31, 1996

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - 95.42%
AUSTRALIA - 0.92%
Food - 0.92%
3,403,340  Burns Philip & Company, Limited (1).........................   $  5,034,606
                                                                          ------------
AUSTRIA - 3.29%
Engineering Services - 1.89%
   80,834  VA Technologie AG...........................................     10,338,556
                                                                          ------------
Oil & Gas - 0.87%
   47,773  OMV AG......................................................      4,770,649
                                                                          ------------
Services - 0.53%
   41,793  Flughafen Wein AG...........................................      2,917,424

                                                                          ------------
Total Austria Common Stocks............................................     18,026,629
                                                                          ------------
FINLAND - 0.98%
Manufacturing - 0.98%
  311,497  Valmet Corporation..........................................      5,343,014
                                                                          ------------
FRANCE - 9.30%
Automotive - 1.46%
  158,443  Valeo S.A...................................................      7,981,148
                                                                          ------------
Banking - 0.54%
   81,829  Banque Nationale de Paris...................................      2,948,385
                                                                          ------------
Capital Goods - 0.99%
   59,431  Technip S.A./Compagnie Francaise............................      5,388,624
                                                                          ------------
Energy - 3.10%
  230,456  Total S.A. (Class B)........................................     16,957,679
                                                                          ------------
Food - 1.76%
   19,087  Carrefour S.A...............................................      9,648,506
                                                                          ------------
Producers' Goods - 1.45%
  397,951  Coflexip S.A. ADR*..........................................      7,909,276
                                                                          ------------
Total France Common Stocks.............................................     50,833,618
                                                                          ------------
GERMANY - 3.83%
Energy - 2.32%
  241,564  Veba AG.....................................................     12,677,375
                                                                          ------------
Pharmaceutical - 1.51%
  126,750  Gehe AG.....................................................      8,266,677
                                                                          ------------
Total Germany Common Stocks............................................     20,944,052
                                                                          ------------

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)

HONG KONG - 4.61%
Broadcasting - 1.27%
1,950,600  Television Broadcasting Limited.............................   $  6,937,597
                                                                          ------------
Financial Services - 1.04%
  329,600  HSBC Holdings...............................................      5,690,843
                                                                          ------------
Retail - 1.24%
8,187,000  Giordano Holdings Limited...................................      6,776,617
                                                                          ------------
Utilities - 1.06%
3,147,000  Consolidated Electric Power Asia............................      5,799,890
                                                                          ------------
Total Hong Kong Common Stocks..........................................     25,204,947
                                                                          ------------
INDONESIA - 0.87%
Automotive - 0.87%
2,967,000  Astra International.........................................      3,863,116
1,105,566  Steady Safe.................................................        920,322
                                                                          ------------
                                                                             4,783,438
                                                                          ------------
ITALY - 3.38%
Banking - 0.70%
  375,335  IMI.........................................................      2,956,078
   36,133  IMI ADR.....................................................        844,609
                                                                          ------------
                                                                             3,800,687
                                                                          ------------
Furniture/Home Appliances - 0.55%
   59,109  Industrie Natuzzi SPA ADR...................................      2,985,004
                                                                          ------------
Telecommunications - 2.13%
5,666,822  Telecom Italia Mobilare.....................................     11,664,063
                                                                          ------------
Total Italy Common Stocks..............................................     18,449,754
                                                                          ------------
JAPAN - 11.64%
Automotive - 1.25%
  598,000  Suzuki Motor Corporation, Limited...........................      6,824,222
                                                                          ------------
Electronics - 3.04%
  423,000  Canon Incorporated..........................................      7,863,611
  138,000  Murata Manufacturing Company, Limited.......................      4,902,264
  211,000  Omron Corporation...........................................      3,864,256
                                                                          ------------
                                                                            16,630,131
                                                                          ------------
Entertainment - 0.43%
   55,000  Sega Enterprises (1)........................................      2,353,672
                                                                          ------------
Equipment - 0.91%
   83,000  Rohm Company................................................      4,972,667
                                                                          ------------

Financial Services - 1.30%
  295,800  Credit Saison Company (1)...................................      7,105,080
                                                                          ------------
Retail - 0.89%
   92,000  Ito-Yokado Company, Limited.................................      4,851,463
                                                                          ------------

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)
JAPAN - (CONCLUDED)
Security Services - 1.51%
  129,000  Secom Company, Limited......................................   $  8,250,966
                                                                          ------------
Telecommunications - 2.31%
    1,591  DDI Corporation.............................................     12,665,332
                                                                          ------------
Total Japan Common Stocks..............................................     63,653,533
                                                                          ------------
MALAYSIA - 0.76%
Banking - 0.76%
  344,400  AMMB Holdings Berhad........................................      2,348,496
  344,400  AMMB Holdings Berhad (Class A)..............................      1,795,909
                                                                          ------------
                                                                             4,144,405
                                                                          ------------
MEXICO - 2.70%
Banking - 0.63%
  345,374  Grupo Financiero Bancomer ADR* + (1)........................      3,453,740
                                                                          ------------
Media - 0.71%
  127,191  Grupo Televisa S.A. de C.V. ADR.............................      3,863,427
                                                                          ------------
Multi-line Insurance - 0.02%
  896,554  Invercorporacion S.A. de C.V................................        115,883
                                                                          ------------
Telecommunications - 1.34%
  896,554  Grupo Carso S.A. de C.V. (Series A).........................      4,115,020
  229,166  Grupo Carso S.A. de C.V. ADR +..............................      2,177,077
  175,394  Grupo Carso Global Telecom S.A. de C.V. ADR*................      1,035,921
                                                                          ------------

                                                                             7,328,018
                                                                          ------------
Total Mexico Common Stocks.............................................     14,761,068
                                                                          ------------
NETHERLANDS - 2.95%
Entertainment - 0.53%
   49,007  Polygram....................................................      2,918,384
                                                                          ------------
Financial Services - 1.65%
  289,173  Internationale Nederlanden Groep N.V........................      9,011,057
                                                                          ------------
Food Processing - 0.77%
   31,220  Nutricia Verenigde Bedrijven................................      4,177,470
                                                                          ------------
Total Netherlands Common Stocks........................................     16,106,911
                                                                          ------------
NORWAY - 1.41%
Commercial Services - 1.41%
  278,265  Petroleum Geo-Service.......................................      7,685,439
                                                                          ------------
PAKISTAN - 0.01%
Banking - 0.01%
   38,200  Bank Commerce Al Habib......................................         30,058
      115  Prime Commercial Bank.......................................             35
      795  Soneri Bank.................................................            497
                                                                          ------------
                                                                                30,590
                                                                          ------------

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)
PANAMA - 0.28%
Agriculture, Food & Beverages - 0.28%
   36,176  Panamerican Beverages, Incorporated.........................   $  1,528,436
                                                                          ------------
PERU - 1.07%
Telecommunications - 1.07%
  250,120  Telefonica Del Peru S.A. ADR (1)............................      5,846,555
                                                                          ------------
PHILIPPINES - 1.82%

Brewery - 1.34%
2,252,310  San Miguel Corporation......................................      7,351,499
                                                                          ------------
Telecommunications - 0.48%
1,995,200  Philippino Telephone........................................      2,627,769
                                                                          ------------
Total Philippines Common Stocks........................................      9,979,268
                                                                          ------------
SOUTH AFRICA - 1.06%
Steel - 1.06%
9,638,174  South African Iron & Steel/Iscor............................      5,777,535
                                                                          ------------
SPAIN - 0.99%
Oil & Gas - 0.99%
  167,359  Repsol S.A..................................................      5,434,906
                                                                          ------------
SWEDEN - 1.39%
Automotive Manufacturing - 1.39%
  230,955  Autoliv Ab 'B' Free.........................................      7,621,069
                                                                          ------------
SWITZERLAND - 7.53%
Food - 1.68%
    7,849  Nestle S.A. Registered......................................      9,187,574
                                                                          ------------
Insurance - 1.02%
    5,162  Schw Ruckversicher..........................................      5,577,867
                                                                          ------------
Manufacturing - 1.61%
    7,131  ABB AG......................................................      8,786,761
                                                                          ------------
Pharmaceutical - 3.22%
    9,910  Sandoz AG...................................................     11,789,953
      764  Roche Holdings AG...........................................      5,820,861
                                                                          ------------
                                                                            17,610,814
                                                                          ------------
Total Switzerland Common Stocks........................................     41,163,016
                                                                          ------------
THAILAND - 0.82%
Banking - 0.82%
  424,130  Thai Farmers Bank plc.......................................      4,491,873
                                                                          ------------

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------

COMMON STOCKS - (CONTINUED)
UNITED KINGDOM - 9.47%
Building Materials & Paper Packaging - 1.11%
1,085,525  BPB Industries..............................................   $  6,085,313
                                                                          ------------
Capital Goods - 2.03%
  774,888  Siebe.......................................................     11,101,807
                                                                          ------------
Drugs - 1.33%
1,836,596  Medeva plc..................................................      7,284,438
                                                                          ------------
Entertainment - 3.00%
  267,347  EMI Group...................................................      6,015,725
  437,899  Granada Group...............................................      5,966,066
  729,545  Thorn.......................................................      4,420,104
                                                                          ------------
                                                                            16,401,895
                                                                          ------------
Publishing - 2.00%
  609,592  Reed International..........................................     10,899,170
                                                                          ------------
Total United Kingdom Common Stocks.....................................     51,772,623
                                                                          ------------
UNITED STATES - 24.34%
Banks - 2.01%
  132,151  Citicorp....................................................     11,001,571
                                                                          ------------
Chemicals - 4.88%
  457,971  Airgas Incorporated.........................................     10,304,348
  221,515  Allied-Signal Incorporated..................................     13,678,551
   52,457  Avery Dennison Corporation..................................      2,681,864
                                                                          ------------
                                                                            26,664,763
                                                                          ------------
Computer Hardware - 0.32%
   81,929  Zebra Technologies Corporation (Class A)....................      1,730,750
                                                                          ------------
Electrical Equipment - 1.67%
  234,683  UCAR International Incorporated*............................      9,152,637
                                                                          ------------
Financial Services - 1.27%
  160,093  The Travelers Group, Incorporated...........................      6,944,034
                                                                          ------------
Household Products - 2.29%
  154,208  Colgate-Palmolive Company...................................     12,529,400
                                                                          ------------
Industrial Services & Supplies - 1.97%
  302,892  Ecolab Incorporated.........................................      9,200,344
  125,093  Medaphis Corporation (1)....................................      1,579,299
                                                                          ------------

                                                                            10,779,643
                                                                          ------------
Information & Computer Services - 2.39%
  167,686  First Data Corporation......................................     13,079,508
                                                                          ------------
Manufacturing - General - 0.58%
   75,276  Tyco International Limited..................................      3,180,411
                                                                          ------------
Manufacturing - High Technology - 1.04%
  309,977  Sensormatic Electronics Corporation.........................      5,695,827
                                                                          ------------

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------

COMMON STOCKS - (CONCLUDED)
UNITED STATES - (CONCLUDED)
Medical Products - 0.47%
  156,037  Sunrise Medical Incorporated*...............................   $  2,555,106
                                                                          ------------
Motor Vehicles - 1.42%
  266,066  Chrysler Corporation........................................      7,749,172
                                                                          ------------
Semi-Conductor - 0.89%
   61,171  Intel Corporation...........................................      4,882,210
                                                                          ------------
Specialty Retail - 1.58%
   95,142  General Nutrition Company Incorporated......................      1,403,344
  245,760  Toys 'R' Us, Incorporated*..................................      7,249,920
                                                                          ------------
                                                                             8,653,264
                                                                          ------------
Telecommunication Equipment - 1.56%
  159,285  Motorola Incorporated.......................................      8,501,837
                                                                          ------------
Total United States Common Stocks......................................    133,100,133
                                                                          ------------
Total Common Stocks (cost - $472,753,714)..............................    521,717,418
                                                                          ------------
PREFERRED STOCKS - 3.94%
AUSTRIA - 0.61%
Banking - 0.61%

   74,411  Creditanstalt Bankverein....................................      3,360,266
                                                                          ------------
BRAZIL - 1.73%
Food - 0.36%
249,578,218 Ceval Alimentos S.A.........................................     1,964,216
                                                                          ------------
Machinery - 1.37%
22,571,253 Brasmotor...................................................      7,465,278
                                                                          ------------
Total Brazil Preferred Stocks..........................................      9,429,494
                                                                          ------------
GERMANY - 1.12%
Technology - 1.12%
   37,402  SAP AG......................................................      6,132,553
                                                                          ------------
PANAMA - 0.48%
Banking - 0.48%
   48,741  Banco Latinomericano........................................      2,601,551
                                                                          ------------
Total Preferred Stocks (cost - $22,370,365)............................     21,523,864
                                                                          ------------
MONEY MARKET FUNDS - 3.67%
 20,077,269 Provident Institutional Investment Fund
    (cost -  $20,077,269)..............................................     20,077,269
                                                                          ------------

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

PRINCIPAL
 AMOUNT                                                         MATURITY    INTEREST
  (000)                                                          DATES       RATES         VALUE
---------                                                       --------    --------    ------------
AGENCY BACKED OBLIGATIONS - 1.83%
   $10,000 Federal Home Loan Mortgage Discount Notes (cost -
           $9,995,642).......................................   09/04/96       3.92%    $  9,995,642
                                                                                        ------------
Total Investments (cost - $525,196,990) - 104.86%............                            573,314,193
Liabilities in excess of other assets - (4.86)%..............                            (26,540,598)
                                                                                        ------------
Net Assets--100.00%..........................................                           $546,773,595
                                                                                        ------------
                                                                                        ------------

*    Non-income producing security
(1)  Security, or a portion thereof, was loaned at August 31, 1996.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR  American Depositary Receipt

                 See accompanying notes to financial statements

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

                STATEMENT OF ASSETS AND LIABILITIES                                            AUGUST 31, 1996
Assets
Investments, at value (cost - $525,196,990)....................................................   $573,314,193
Cash denominated in foreign currencies, at value (cost - $202,048).............................        201,260
Receivable for investments sold................................................................         15,065
Dividends and interest receivable..............................................................      1,374,249
Receivable for shares of beneficial interest sold..............................................        220,069
Deferred organizational expenses...............................................................         17,080
Other assets...................................................................................        205,543
                                                                                                  ------------
Total assets...................................................................................    575,347,459
                                                                                                  ------------
Liabilities
Payable for shares of beneficial interest repurchased..........................................      4,436,365
Payable for investments purchased..............................................................      3,359,372
Collateral for securities loaned...............................................................     19,626,098
Payable to affiliate...........................................................................        620,227
Accrued expenses and other liabilities.........................................................        531,802
                                                                                                  ------------
Total liabilities..............................................................................     28,573,864
                                                                                                  ------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized).......    502,525,074
Accumulated net investment loss................................................................     (1,331,590)
Accumulated net realized losses from investments...............................................     (2,299,580)
Net unrealized appreciation of investments and other assets and liabilities denominated in
  foreign currencies...........................................................................     47,879,691
                                                                                                  ------------
Net assets.....................................................................................   $546,773,595
                                                                                                  ------------
                                                                                                  ------------
Class A:
Net assets.....................................................................................   $305,217,556
                                                                                                  ------------
Shares outstanding.............................................................................     18,159,504
                                                                                                  ------------
Net asset and redemption value per share.......................................................         $16.81
                                                                                                  ------------
                                                                                                  ------------
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
price).........................................................................................         $17.60
                                                                                                  ------------
                                                                                                  ------------
Class B:
Net assets.....................................................................................   $113,235,257
                                                                                                  ------------
Shares outstanding.............................................................................      6,925,002
                                                                                                  ------------

Net asset value and offering price per share...................................................         $16.35
                                                                                                  ------------
                                                                                                  ------------
Class C:
Net assets.....................................................................................    $66,584,798
                                                                                                  ------------
Shares outstanding.............................................................................      4,073,046
                                                                                                  ------------
Net asset value and offering price per share...................................................         $16.35
                                                                                                  ------------
                                                                                                  ------------
Class Y:
Net assets.....................................................................................    $61,735,984
                                                                                                  ------------
Shares outstanding.............................................................................      3,638,139
                                                                                                  ------------
Net asset value, offering price and redemption value per share.................................         $16.97
                                                                                                  ------------
                                                                                                  ------------

                 See accompanying notes to financial statements
                                       13

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

                STATEMENT OF OPERATIONS                                    FOR THE YEAR ENDED AUGUST 31, 1996


Investment income:
Dividends (net of foreign withholding taxes of $670,848)........................................   $ 8,721,327
Interest........................................................................................       601,274
                                                                                                   -----------
                                                                                                     9,322,601
                                                                                                   -----------
Expenses:
Investment advisory and administration fees.....................................................     4,990,588
Service fees - Class A..........................................................................       828,741
Service and distribution fees - Class B.........................................................     1,252,635
Service and distribution fees - Class C.........................................................       732,335
Transfer agency fees and expenses...............................................................       790,172
Custody and accounting..........................................................................       644,727
Reports and notices to shareholders.............................................................       394,328
Legal and audit.................................................................................       134,475
Amortization of organizational expenses.........................................................        64,936
State registration fees.........................................................................        58,722
Trustees' fees and expenses.....................................................................        15,750
Other expenses..................................................................................       160,105
                                                                                                   -----------
                                                                                                    10,067,514
                                                                                                   -----------
Net investment loss.............................................................................      (744,913)
                                                                                                   -----------
Realized and unrealized gains (losses) from investment transactions:
Net realized gains (losses) from:
     Investment transactions....................................................................    41,488,308
     Foreign currency transactions..............................................................      (510,978)
Net change in unrealized appreciation/depreciation of:
     Investments................................................................................     4,746,601
     Other assets and liabilities denominated in foreign currencies.............................      (320,015)
                                                                                                   -----------
Net realized and unrealized gains from investment transactions..................................    45,403,916
                                                                                                   -----------
Net increase in net assets resulting from operations............................................   $44,659,003
                                                                                                   -----------
                                                                                                   -----------

                 See accompanying notes to financial statements
                                       14

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

                STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEARS ENDED
                                                                                          AUGUST 31,
                                                                                 ----------------------------
                                                                                     1996            1995
                                                                                 ------------    ------------
From operations:
Net investment income (loss)..................................................   $   (744,913)   $     15,770
Net realized gains from investment transactions...............................     41,488,308      16,774,940
Net realized losses from foreign currency transactions........................       (510,978)       (521,164)
Net changes in unrealized appreciation/depreciation of:
  Investments.................................................................      4,746,601     (12,104,719)
  Other assets and liabilities denominated in foreign currencies..............       (320,015)       (766,274)
                                                                                 ------------    ------------
Net increase in net assets resulting from operations..........................     44,659,003       3,398,553
                                                                                 ------------    ------------
Distributions to shareholders from:
Net realized gains from investment transactions - Class A.....................    (11,751,371)    (12,882,410)
Net realized gains from investment transactions - Class B.....................     (4,530,984)             --
Net realized gains from investment transactions - Class C.....................     (2,643,433)     (2,404,670)
Net realized gains from investment transactions - Class Y.....................     (1,956,458)     (2,465,467)
                                                                                 ------------    ------------
                                                                                  (20,882,246)    (17,752,547)
                                                                                 ------------    ------------
From beneficial interest transactions:
Net proceeds from the sale of shares..........................................    130,337,737      33,293,582
Proceeds from the acquisition of PaineWebber Atlas Global Growth Fund,
  PaineWebber Europe Growth Fund and PaineWebber Global Growth and Income Fund
  (net of reorganization costs)...............................................             --     445,647,023
Cost of shares repurchased....................................................   (271,376,430)    (83,619,851)
Proceeds from dividends reinvested............................................     19,869,011      17,479,893
                                                                                 ------------    ------------
Net increase (decrease) in net assets from beneficial interest transactions...   (121,169,682)    412,800,647
                                                                                 ------------    ------------
Net increase (decrease) in net assets.........................................    (97,392,925)    398,446,653
Net assets:
Beginning of period...........................................................    644,166,520     245,719,867
                                                                                 ------------    ------------
End of period.................................................................   $546,773,595    $644,166,520
                                                                                 ------------    ------------
                                                                                 ------------    ------------

                 See accompanying notes to financial statements

                       NOTES   TO   FINANCIAL   STATEMENTS
  PAINEWEBBER

                 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                 PaineWebber Global Equity Fund (the 'Fund') is a diversified series of PaineWebber Investment Trust (the 'Trust') which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

                 Currently, the Fund offers Class A, Class B (formerly Class E), Class C (formerly Class B) and Class Y (formerly Class C) shares. Effective November 10, 1995, the Fund began using industry standardized nomenclatures and Class B, Class C and Class E shares were renamed Class C, Class Y and Class B shares, respectively. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

                 At the meeting held on December 13, 1995, the Trust's board of trustees elected to change the Fund's fiscal year from August 31st to October 31st effective October 31, 1996.

                 The preparation of financial statements in accordance with generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                 Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber') and investment adviser and administrator of the Fund, and GE Investment Management Incorporated ('GEIM'), the sub-adviser to the Fund, as the primary market. Securities traded in the over-the-counter ('OTC') market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to the time of valuation. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.

  PAINEWEBBER

                 All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ('NYSE'). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments are valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

                 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

                 Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividend). Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost
                 of investments.

                 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

                 Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

                     (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period.

                     (2) purchases and sales of investment securities, income
                         and expenses--at the exchange rates prevailing on the respective dates of such transactions.

  PAINEWEBBER

                 Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations. Realized currency gain/loss on investment transactions includes realized foreign exchange gains/losses from the sale of portfolio securities, sales of foreign currencies, currency gains/losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received or paid. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

                 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

                 CONCENTRATION OF RISK

                 Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

                 ACQUISITIONS

                 Acquisition of PaineWebber Atlas Global Growth Fund, PaineWebber Europe Growth Fund and PaineWebber Global Growth and Income Fund--Effective as of the close of business on August 25, 1995 (the 'Merger Date'), the Fund acquired all of the assets and assumed all of the liabilities of PaineWebber Atlas Global

  PAINEWEBBER

                 Growth Fund ('Atlas Global Growth Fund'), PaineWebber Europe Growth Fund ('Europe Growth Fund') and PaineWebber Global Growth and Income Fund ('Global Growth and Income Fund') in separate tax-free exchanges for shares of the Fund. The acquisitions were accomplished by tax-free exchanges of 7,902,877 Class A, 2,541,127 Class C, 1,725,341 Class Y and
                 6,112,274 Class B shares of the Fund for 9,177,350 Class A, 2,959,973 Class D, 1,998,736 Class C and 7,167,207 Class B
                 shares of Atlas Global Growth Fund; 3,216,438 Class A, 524,746 Class C and 1,513,866 Class B shares of the Fund for 5,956,503 Class A, 968,150 Class D and 2,809,436 Class B shares of Europe Growth Fund; and 2,441,269 Class A, 427,147 Class C and 1,443,399 Class B shares of the Fund for 3,949,615 Class A, 687,169 Class D and 2,326,782 Class B shares of Global Growth and Income Fund outstanding on the Merger Date. Atlas Global Growth Fund's net assets at that date, valued at $292,492,539, including accumulated net realized losses of $36,390,411 and net unrealized appreciation of investments of $7,998,273,

                 Europe Growth Fund's net assets at that date, valued at $84,167,218, including net unrealized appreciation of investments of $4,572,497, and Global Growth and Income Fund's net assets at that date, valued at $68,987,395 including accumulated net realized losses of $3,541,154 and net unrealized appreciation of investments of $1,671,268, were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Atlas Global Growth Fund, Europe Growth Fund and Global Growth and Income Fund prior to the Merger Date.

                 INVESTMENT ADVISER AND ADMINISTRATOR

                 The Trust's board of trustees has approved an investment advisory and administration contract ('Advisory Contract') with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion.

                 Under a separate contract with Mitchell Hutchins ('Sub-Advisory Contract'), GEIM serves as the Fund's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GEIM a fee, computed daily and paid monthly, at an annual rate of 0.31% of the Fund's average daily net assets up to and including $500 million, 0.29% of the Fund's average daily net assets over $500 million and up to and including $1 billion and 0.265% of the Fund's average daily net assets over $1 billion.

  PAINEWEBBER

                 DISTRIBUTION PLAN

                 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B (formerly Class E) and Class C (formerly Class B) shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

                 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 1996, it had earned approximately $229,590 in sales charges.

                 SECURITY LENDING

                 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

                 As of August 31, 1996, the Fund's custodian held cash and cash equivalents having an aggregate value of $20,077,269 as collateral for portfolio securities loaned having a market value of $19,626,098.

  PAINEWEBBER

                 INVESTMENTS IN SECURITIES

                 For federal income tax purposes, the cost of securities owned at August 31, 1996 was substantially the same as the cost of securities for financial statement purposes.

                 At August 31, 1996, the components of the net unrealized appreciation of investments were as follows:

                      Gross appreciation (investments having
                         an excess of value over cost)......   $ 75,563,336
                      Gross depreciation (investments having
                         an excess of cost over value)......    (27,446,133)
                                                               ------------
                      Net unrealized appreciation of
                         investments........................   $ 48,117,203
                                                               ------------
                                                               ------------

                 For the year ended August 31, 1996, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $191,440,428 and $309,979,517, respectively.

                 FEDERAL INCOME TAX STATUS

                 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

                 At August 31, 1996, the Fund has a net capital loss carryforward of approximately $18,909,000. In subsequent years, this carryforward loss is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by August 31, 2002.

                 In accordance with U.S. Treasury regulations, the Fund has elected to defer $528,906 of net realized foreign currency losses arising after October 31, 1995. Such losses have been treated for tax purposes as arising on September 1, 1996.

                 To reflect reclassifications arising from permanent
                 'book / tax' differences for the year ended August 31, 1996, the Fund's accumulated net investment loss and beneficial interest were both reduced by $747,909.

PAINEWEBBER

SHARES OF BENEFICIAL INTEREST

AT AUGUST 31, 1996, THERE WAS AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                                  CLASS A                     CLASS B                     CLASS C                    CLASS Y
                         -------------------------   -------------------------   -------------------------   -----------------------
                           SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------
YEAR ENDED AUGUST 31, 1996:
  Shares sold...........  3,773,378   $ 63,129,065      996,490   $ 15,875,329    2,665,239   $ 42,738,539     518,809  $ 8,594,804
  Shares repurchased.... (8,829,630)  (146,403,118)  (3,235,769)   (51,584,942)  (4,033,170)   (64,638,426)   (525,977)  (8,749,944)
  Shares converted from
    Class B to Class

    A...................    136,369      2,251,844     (138,655)    (2,251,844)      --            --           --          --
  Dividends
    reinvested..........    707,938     11,206,643      270,717      4,190,705      163,102      2,524,812     122,137    1,946,851
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------
Net increase
  (decrease)............ (4,211,945)  $(69,815,566)  (2,107,217)  $(33,770,752)  (1,204,829)  $(19,375,075)    114,969  $ 1,791,711
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------

YEAR ENDED AUGUST 31, 1995:
  Shares sold...........    940,218   $ 15,179,015        9,954   $    157,526      559,864   $  8,885,221     553,290  $ 9,071,820
  Shares issued in
    connection with the
    acquisition of
    PaineWebber Atlas
    Global Growth Fund,
    PaineWebber Europe
    Growth Fund and
    PaineWebber
    Global Growth and
    Income Fund......... 13,560,584    218,770,418    9,069,539    143,575,469    3,493,020     55,291,061   1,725,341   28,010,075
  Shares repurchased.... (3,939,313)   (60,869,557)     (47,274)      (747,123)    (837,535)   (12,930,296)   (591,713)  (9,072,875)
  Dividends
    reinvested..........    884,497     12,665,998       --            --           168,250      2,377,378     169,483    2,436,517
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------
Net increase............ 11,445,986   $185,745,874    9,032,219   $142,985,872    3,383,599   $ 53,623,364   1,856,401  $30,445,537
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------
                         ----------   ------------   ----------   ------------   ----------   ------------   ---------  -----------

                      [This page intentionally left blank]

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                      CLASS A
                                 --------------------------------------------------
                                                                           FOR THE
                                                                            PERIOD
                                                                           NOVEMBER
                                                                             14,
                                            FOR THE YEARS ENDED            1991+ TO
                                                AUGUST 31,                  AUGUST
                                 -----------------------------------------   31,
                                   1996        1995        1994     1993     1992
                                 --------    --------    -------- -------- --------
Net asset value, beginning of
  period......................   $  16.12    $  16.98    $  14.55 $  12.87 $12.00
                                 --------    --------    -------- -------- --------
Net investment income
  (loss)......................       0.02        0.02        0.01     0.03   0.09
Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions.......       1.24        0.37        2.63     1.89   0.78
                                 --------    --------    -------- -------- --------
Net increase (decrease) from
  investment operations.......       1.26        0.39        2.64     1.92   0.87
                                 --------    --------    -------- -------- --------
Dividends from net investment
  income......................      --          --          --       (0.08)   --
Distributions from net
  realized gains..............      (0.57)      (1.25)      (0.21)   (0.16)   --
                                 --------    --------    -------- -------- --------
Total dividends and
  distributions...............      (0.57)      (1.25)      (0.21)   (0.24)   --
                                 --------    --------    -------- -------- --------
Net asset value, end of
  period......................   $  16.81    $  16.12    $  16.98 $  14.55 $12.87
                                 --------    --------    -------- -------- --------
                                 --------    --------    -------- -------- --------
Total investment return (1)...       8.06%       3.24%      18.23%   15.24%  7.25%
                                 --------    --------    -------- -------- --------
                                 --------    --------    -------- -------- --------

Ratios/Supplemental Data:
Net assets, end of period

  (000's).....................   $305,218    $360,652    $185,493 $156,451 $113,070
Expenses to average net
  assets......................       1.48%       1.71%(2)    1.58%    1.53%    1.68%*
Net investment income (loss)
  to average net assets.......       0.10%       0.09%(2)    0.07%    0.22%    0.93%*
Portfolio turnover............         33%         40%         51%      56%      30%
Average commission rate paid
  per share of common stock
  investments purchased/sold
  (3).........................   $ 0.0120       --          --       --      --

------------------

    *  Annualized
   **  Formerly Class E
  ***  Formerly Class B
 ****  Formerly Class C
    +  Commencement of operations
   ++  Commencement of offering of shares
  (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class (except Class Y) would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
  (2)  These ratios include non-recurring reorganization expenses of 0.06%, 0.00%, 0.06% and 0.06% for Class A,
       Class B, Class C and Class Y shares, respectively.
  (3)  Disclosure effective for fiscal years beginning on or after September 1, 1995.

                                                                                          CLASS C***
                                          CLASS B**                ------------------------------------------------------
                                ------------------------------                                                    FOR THE
                                FOR THE                                                                           PERIOD
                                  YEAR         FOR THE PERIOD                                                     MAY 10,
                                 ENDED           AUGUST 25,                   FOR THE YEARS ENDED                 1993++
                                 AUGUST            1995++                         AUGUST 31,                     TO AUGUST
                                  31,          TO AUGUST 31,       -----------------------------------------        31,
                                  1996              1995             1996          1995              1994          1993
                                --------      ----------------     --------    -------------      ----------    ----------
Net asset value, beginning of
  period......................  $ 15.82       $      15.83         $  15.82    $       16.81      $    14.52    $  13.80
                                --------          --------         --------    -------------      ----------    --------
Net investment income
  (loss)......................    (0.12)              0.00            (0.13)           (0.11)          (0.07)      (0.02)
Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions.......     1.22              (0.01)            1.23             0.37            2.57        0.74
                                --------          --------         --------    -------------      ----------    --------
Net increase (decrease) from
  investment operations.......     1.10              (0.01)            1.10             0.26            2.50        0.72
                                --------          --------         --------    -------------      ----------    --------
Dividends from net investment
  income......................    --               --                 --            --                --           --
Distributions from net
  realized gains..............    (0.57)           --                 (0.57)           (1.25)          (0.21)      --
                                --------          --------         --------    -------------      ----------    --------
Total dividends and
  distributions...............    (0.57)           --                 (0.57)           (1.25)          (0.21)      --
                                --------          --------         --------    -------------      ----------    --------
Net asset value, end of
  period......................  $ 16.35       $      15.82         $  16.35    $       15.82      $    16.81    $  14.52
                                --------          --------         --------    -------------      ----------    --------
                                --------          --------         --------    -------------      ----------    --------
Total investment return (1)...     7.18 %            (0.06)%           7.18%            2.46%          17.29%       5.22%
                                --------          --------         --------    -------------      ----------    --------
                                --------          --------         --------    -------------      ----------    --------

Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $113,235      $    142,880         $ 66,585    $      83,485      $   31,837    $ 10,807
Expenses to average net
  assets......................      2.25%             2.17%*(2)        2.27%            2.48%(2)        2.33%       2.28%*
Net investment income (loss)
  to average net assets.......     (0.68)%           (1.92)%*(2)      (0.70)%          (0.68)%(2)      (0.68)%     (0.53)%*
Portfolio turnover............        33%               40%              33%              40%             51%         56%
Average commission rate paid
  per share of common stock
  investments purchased/sold

  (3).........................   $0.0120                --         $ 0.0120               --              --          --
                                 CLASS
                                 Y****
                                --------
                                FOR THE                                           FOR THE
                                 YEARS                                            PERIOD
                                 ENDED                                            MAY 10,
                                 AUGUST                                           1993++
                                  31,                                            TO AUGUST
                                --------                                            31,
                                  1996                  1995          1994         1993
                                --------              -------      ----------   -----------
Net asset value, beginning of
  period......................  $  16.22              $ 17.03      $    14.56   $  13.80
                                --------              -------      ----------   --------
Net investment income
  (loss)......................      0.07                 0.07            0.05       0.02
Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions.......      1.25                 0.37            2.63       0.74
                                --------              -------      ----------   --------
Net increase (decrease) from
  investment operations.......      1.32                 0.44            2.68       0.76
                                --------              -------      ----------   --------
Dividends from net investment
  income......................     --                      --          --          --
Distributions from net
  realized gains..............     (0.57)               (1.25)          (0.21)     --
                                --------              -------      ----------   --------
Total dividends and
  distributions...............     (0.57)               (1.25)          (0.21)     --
                                --------              -------      ----------   --------
Net asset value, end of
  period......................  $  16.97              $ 16.22      $    17.03   $  14.56
                                --------              -------      ----------   -----------

Total investment return (1)...      8.39%                3.54%          18.49%      5.51%
                                --------              -------      ----------   -----------
                                --------              -------      ----------   -----------

Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $ 61,736              $57,150      $   28,390   $ 19,098
Expenses to average net
  assets......................      1.17%                1.46%(2)        1.33%      1.28%*
Net investment income (loss)
  to average net assets.......      0.46%                0.36%(2)        0.32%      0.47%*
Portfolio turnover............        33%                  40%             51%        56%
Average commission rate paid
  per share of common stock
  investments purchased/sold
  (3).........................  $ 0.0120                   --                --          --


                             GLOBAL   EQUITY   FUND
PAINEWEBBER

                 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

                 To the Board of Trustees and Shareholders of PaineWebber Global Equity Fund:

                 We have audited the accompanying statement of assets and liabilities of PaineWebber Global Equity Fund, including the portfolio of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1994 were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on the financial highlights.

                 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1996, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Global Equity Fund at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                            Ernst & Young LLP

                 New York, New York
                 October 24, 1996

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

                 TAX   INFORMATION   (UNAUDITED)

                 We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1996) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions for Class A, Class B, Class C and Class Y shares made during the fiscal year were made from long-term capital gains in the amount of $0.5743 per share.

                 Dividends received by tax-exempt recipients need not be reported as taxable income. Some retirement trusts (e.g., corporate Keogh and 403(b)(7) plans) may need this information for their annual reporting.

                 Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1996. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                             GLOBAL   EQUITY   FUND
PAINEWEBBER

SHAREHOLDER INFORMATION (UNAUDITED)

A special meeting of shareholders of the Fund was held on April 15, 1996. At the meeting the following proposals were approved. (Shareholders of the Trust, comprised of the Fund and another series, voted together as a single class with respect to the election of board members; other matters noted below were approved by shareholders of the Fund.)

PROPOSAL 1
To elect ten members of its Board of Trustees:

                                                                           SHARES VOTED       SHARES WITHHOLD
                                                                               FOR               AUTHORITY
                                                                           ------------   ------------------------
Margo N. Alexander.......................................................   20,303,283            1,049,607
Richard Q. Armstrong.....................................................   20,308,731            1,044,159

E. Garrett Bewkes, Jr....................................................   20,297,813            1,055,077
Richard R. Burt..........................................................   20,300,802            1,052,088
Mary C. Farrell..........................................................   20,307,545            1,045,345
Meyer Feldberg...........................................................   20,295,721            1,057,169
George W. Gowen..........................................................   20,301,148            1,051,742
Frederic V. Malek........................................................   20,288,858            1,064,032
Carl W. Schafer..........................................................   20,298,881            1,054,009
John R. Torell III.......................................................   20,302,924            1,049,966

PROPOSAL 2

Ratification of the selection of Ernst & Young LLP as the independent auditors for its current fiscal year:

             SHARES VOTED     SHARES VOTED     SHARES
                 FOR            AGAINST        ABSTAIN
             ------------     ------------     -------
              18,043,249         75,337        966,692

PROPOSAL 3

Approval of the proposed changes to the Fund's fundamental investment restrictions and policies:

                                                                              SHARES VOTED  SHARES VOTED   SHARES
                                                                                  FOR         AGAINST      ABSTAIN
                                                                              ------------  ------------  ---------
Modification of Fundamental Restriction on Portfolio Diversification for
  Diversified Funds..........................................................  17,673,371      249,336    1,162,571
Modification of Fundamental Restriction on Concentration.....................  17,673,371      249,336    1,162,571
Modification of Fundamental Restriction on Senior Securities and Borrowing...  17,673,371      249,336    1,162,571
Modification of Fundamental Restriction on Making Loans......................  17,673,371      249,336    1,162,571
Modification of Fundamental Restriction on Underwriting Securities...........  17,673,371      249,336    1,162,571
Modification of Fundamental Restriction on Real Estate Investments...........  17,673,371      249,336    1,162,571
Modification of Fundamental Restriction on Investing in Commodities..........  17,673,371      249,336    1,162,571
Elimination of Fundamental Restriction on Margin Transactions................  17,673,371      249,336    1,162,571
Elimination of Fundamental Restriction on Short Sales........................  17,673,371      249,336    1,162,571
Elimination of Fundamental Restriction on Investments in Oil, Gas and Mineral
  Leases and Programs........................................................  17,673,371      249,336    1,162,571
Elimination of Fundamental Restriction on Investments in Other Investment
  Companies..................................................................  17,673,371      249,336    1,162,571
Elimination of Fundamental Restriction on Investing for the Purpose of
  Control....................................................................  17,673,371      249,336    1,162,571
Elimination of Fundamental Restriction on Joint Participation in Securities
  Trading Accounts...........................................................  17,673,371      249,336    1,162,571


---------------

    (Broker non-votes and abstentions are included within the 'Shares Withhold Authority' and 'Shares Abstain' totals.)

                      [This page intentionally left blank]

                      [This page intentionally left blank]

BOARD OF TRUSTEES
-------------------------------------------------------------

TRUSTEES

Margo N. Alexander
Richard Q. Armstrong
E. Garrett Bewkes, Jr.
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
John R. Torell III

                   OFFICERS

Margo N. Alexander
President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Julian F. Sluyters
Vice President and Treasurer

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUB-ADVISER

GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

---

PaineWebber offers a family of 21 funds which encompass a diversified range of investment goals.

BOND FUNDS

/ / High Income Fund
/ / Investment Grade Income Fund
/ / Low Duration U.S. Government Income Fund
/ / Strategic Income Fund
/ / U.S. Government Income Fund

TAX-FREE BOND FUNDS

/ / California Tax-Free Income Fund
/ / Municipal High Income Fund
/ / National Tax-Free Income Fund
/ / New York Tax-Free Income Fund

STOCK FUNDS



/ / Capital Appreciation Fund
/ / Financial Services Growth Fund

/ / Growth Fund
/ / Growth and Income Fund
EQUITY FUND
/ / Small Cap Fund
/ / Utility Income Fund

ASSET ALLOCATION FUNDS

/ / Balanced Fund
/ / Tactical Allocation Fund

GLOBAL FUNDS

/ / Emerging Markets Equity Fund
/ / Global Equity Fund
/ / Global Income Fund

PAINEWEBBER MONEY MARKET FUND

(Copyright) 1996 PaineWebber Incorporated
        Member SIPC

---------------------------------------------------------


PAINEWEBBER



ANNUAL REPORT




-------------------------------




GLOBAL
EQUITY FUND











AUGUST 31, 1996